Going Concern Analysis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Going Concern Analysis (Textual)
Net loss	$ (3,705,339)	$ (954,387)	$ (13,088,175)	$ (2,628,817)
Working capital deficit	$ 9,243,561		$ 4,011,527